SHARE-BASED COMPENSATION PLANS	6 Months Ended
Jun. 30, 2016
SHARE-BASED COMPENSATION PLANS [Abstract]
SHARE-BASED COMPENSATION PLANS

8. SHARE-BASED COMPENSATION PLANS

2011 Equity Incentive Plan

In 2011, the Board of Directors approved an incentive plan (“the 2011 Equity Incentive Plan”) under which common shares were reserved for issuance and allocated among employees and members of the Board.

As of December 31, 2015, a total number of 33,000 restricted common shares were allocated among 10 employees.

In December 2015, we amended and restated the 2011 Equity Incentive Plan to reserve an additional 137,665 restricted shares for issuance to persons employed in the management of the Company and members of the Board of Directors under the same terms as the original plan. The holders of the restricted shares are entitled to voting rights as well as to receive dividends paid during the trade restriction period. On January 8, 2016, all 137,665 restricted shares reserved under the Amended and Restated 2011 Equity Incentive Plan were issued to 30 persons.

The compensation expense is recognized on a straight-line basis over the vesting period and is recorded as part of General and Administrative expenses. The total compensation expense related to restricted shares under the plan was $0.3 million and $0.3 million for the six months ended June 30, 2016 and June 30, 2015, respectively.

The tables below summarize the Company’s restricted stock awards as of June 30, 2016:

	Restricted shares – Employees	Weighted-average grant-date fair value - Employees
Non-vested at January 1, 2016	33,000	$9.84
Granted during the year	137,665	$14.65
Vested during the year	—	—
Forfeited during the year	—	—

Non-vested at June 30, 2016	170,665	$13.72